Panagram BBB-B CLO ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 92.2%(a)	Par	Value
Bermuda - 0.7%
OHA Credit Funding 13 Ltd., Series 2022-13A, Class D1R, 7.42% (3 mo. Term SOFR + 2.80%), 07/20/2037 (b)	$3,000,000	$3,030,648

Cayman Islands - 74.5%(c)
AGL CLO 10 Ltd., Series 2021-10A, Class E, 10.92% (3 mo. Term SOFR + 6.26%), 04/15/2034 (b)	1,250,000	1,259,217
AGL CLO 14 Ltd., Series 2021-14A, Class D, 7.93% (3 mo. Term SOFR + 3.31%), 12/02/2034 (b)	1,000,000	1,005,399
AGL CLO 17 Ltd., Series 2022-17A, Class D, 7.72% (3 mo. Term SOFR + 3.10%), 01/21/2035 (b)	1,500,000	1,510,869
AGL CLO 34 Ltd., Series 2024-34A, Class D1, 2.95% (3 mo. Term SOFR + 2.90%), 01/22/2038 (b)	5,000,000	5,009,345
Aimco CLO 14 Ltd., Series 2021-14A, Class E, 10.63% (3 mo. Term SOFR + 6.01%), 04/20/2034 (b)	2,000,000	2,010,660
Aimco CLO 15 Ltd., Series 2021-15A, Class E, 10.86% (3 mo. Term SOFR + 6.21%), 10/17/2034 (b)	250,000	251,635
Aimco CLO 16 Ltd., Series 2021-16A, Class ER, 10.25% (3 mo. Term SOFR + 5.60%), 07/17/2037 (b)	3,500,000	3,544,356
Apidos CLO XI Ltd.
Series 2012-11A, Class DR3, 8.66% (3 mo. Term SOFR + 4.01%), 04/17/2034 (b)	3,250,000	3,260,507
Series 2012-11A, Class ER3, 11.48% (3 mo. Term SOFR + 6.83%), 04/17/2034 (b)	2,693,000	2,714,304
Apidos CLO XXXVI Ltd.
Series 2021-36A, Class D, 7.78% (3 mo. Term SOFR + 3.16%), 07/20/2034 (b)	1,000,000	1,005,257
Series 2021-36A, Class E, 10.83% (3 mo. Term SOFR + 6.21%), 07/20/2034 (b)	4,500,000	4,520,484
Ares LXI CLO Ltd., Series 2021-61A, Class DR, 8.52% (3 mo. Term SOFR + 3.90%), 04/20/2037 (b)	2,900,000	2,974,130
Ares LXIV CLO Ltd.
Series 2022-64A, Class DR, 7.91% (3 mo. Term SOFR + 3.25%), 10/24/2039 (b)	5,000,000	5,064,280
Series 2022-64A, Class ER, 11.16% (3 mo. Term SOFR + 6.50%), 10/24/2039 (b)	4,000,000	4,064,128
Ares XLIV CLO Ltd., Series 2017-44A, Class CR, 8.32% (3 mo. Term SOFR + 3.66%), 04/15/2034 (b)	1,000,000	1,006,421
Bain Capital Credit CLO 2019-1 Ltd., Series 2019-1A, Class DR2, 7.72% (3 mo. Term SOFR + 3.10%), 04/19/2034 (b)	2,000,000	2,009,720
Bain Capital Credit CLO 2021-7 Ltd., Series 2021-7A, Class D, 8.14% (3 mo. Term SOFR + 3.51%), 01/22/2035 (b)	1,000,000	1,004,634
Ballyrock CLO 15 Ltd., Series 2021-1A, Class D, 11.14% (3 mo. Term SOFR + 6.48%), 04/15/2034 (b)	3,000,000	3,019,515
Ballyrock CLO 25 Ltd., Series 2023-25A, Class C, 9.33% (3 mo. Term SOFR + 4.70%), 01/25/2036 (b)	5,000,000	5,036,965
Barings CLO 2018-IV Ltd., Series 2018-4A, Class D, 7.82% (3 mo. Term SOFR + 3.16%), 10/15/2030 (b)	1,000,000	1,005,065
Barings CLO 2021-I Ltd., Series 2021-1A, Class D, 7.79% (3 mo. Term SOFR + 3.16%), 04/25/2034 (b)	1,000,000	1,003,645
Basswood Park CLO Ltd., Series 2021-1A, Class E, 11.03% (3 mo. Term SOFR + 6.41%), 04/20/2034 (b)	3,000,000	3,021,267
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class CR, 7.63% (3 mo. Term SOFR + 3.01%), 01/20/2031 (b)	2,000,000	2,008,188
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class DR, 7.76% (3 mo. Term SOFR + 3.10%), 01/15/2033 (b)	1,500,000	1,504,665
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class D1R, 7.62% (3 mo. Term SOFR + 3.00%), 07/20/2037 (b)	3,250,000	3,269,159
Bethpage Park CLO Ltd., Series 2021-1A, Class D, 7.87% (3 mo. Term SOFR + 3.21%), 10/15/2036 (b)	2,000,000	2,007,500
Birch Grove CLO 2 Ltd., Series 2021-2A, Class ER, 11.37% (3 mo. Term SOFR + 6.75%), 10/19/2037 (b)	2,000,000	2,022,768
Birch Grove CLO 3 Ltd., Series 2021-3A, Class E, 11.86% (3 mo. Term SOFR + 7.24%), 01/19/2035 (b)	4,750,000	4,781,511
Carlyle C17 CLO Ltd., Series C17A, Class CR, 7.65% (3 mo. Term SOFR + 3.06%), 04/30/2031 (b)	1,500,000	1,507,481
Carlyle US CLO 2020-2 Ltd., Series 2020-2A, Class DR, 11.59% (3 mo. Term SOFR + 6.96%), 01/25/2035 (b)	2,064,420	2,080,401
Carlyle US CLO 2021-11 Ltd., Series 2021-11A, Class D1R, 7.68% (3 mo. Term SOFR + 3.05%), 07/25/2037 (b)	2,500,000	2,534,508
Carlyle US CLO 2021-4 Ltd., Series 2021-4A, Class E, 11.48% (3 mo. Term SOFR + 6.86%), 04/20/2034 (b)	1,000,000	1,008,008
Carlyle US CLO 2021-5 Ltd., Series 2021-5A, Class E, 11.13% (3 mo. Term SOFR + 6.51%), 07/20/2034 (b)	1,500,000	1,510,429
Carlyle US CLO 2022-3 Ltd., Series 2022-3A, Class D1R, 8.47% (3 mo. Term SOFR + 3.85%), 04/20/2037 (b)	3,000,000	3,074,496
Carlyle US CLO 2022-5 Ltd., Series 2022-5A, Class ER, 12.21% (3 mo. Term SOFR + 7.10%), 10/15/2037 (b)	2,400,000	2,478,780
Carlyle US CLO 2023-1 Ltd., Series 2023-1A, Class E, 13.08% (3 mo. Term SOFR + 8.46%), 07/20/2035 (b)	1,000,000	1,032,376
Carlyle US CLO 2023-4 Ltd., Series 2023-4A, Class D, 8.73% (3 mo. Term SOFR + 4.10%), 10/25/2036 (b)	3,000,000	3,068,142
Cayuga Park CLO Ltd., Series 2020-1A, Class DR, 8.01% (3 mo. Term SOFR + 3.36%), 07/17/2034 (b)	3,000,000	3,013,869
CIFC Funding 2013-III-R Ltd., Series 2013-3RA, Class C, 7.80% (3 mo. Term SOFR + 3.16%), 04/24/2031 (b)	4,000,000	4,024,716
CIFC Funding 2019-I Ltd., Series 2019-1A, Class D1R2, 7.67% (3 mo. Term SOFR + 3.05%), 10/20/2037 (b)	5,000,000	5,022,525
CIFC Funding 2019-III Ltd., Series 2019-3A, Class CR, 7.96% (3 mo. Term SOFR + 3.31%), 10/16/2034 (b)	2,480,000	2,493,280
CIFC Funding 2020-I Ltd., Series 2020-1A, Class ER, 11.17% (3 mo. Term SOFR + 6.51%), 07/15/2036 (b)	2,000,000	2,014,648
CIFC Funding 2020-IV Ltd., Series 2020-4A, Class D, 8.32% (3 mo. Term SOFR + 3.66%), 01/15/2034 (b)	500,000	503,538
CIFC Funding 2021-III Ltd.
Series 2021-3A, Class D, 7.92% (3 mo. Term SOFR + 3.26%), 07/15/2036 (b)	3,000,000	3,014,961
Series 2021-3A, Class E1, 11.32% (3 mo. Term SOFR + 6.66%), 07/15/2036 (b)	1,150,000	1,158,801
CIFC Funding 2021-VI Ltd., Series 2021-6A, Class D, 8.02% (3 mo. Term SOFR + 3.36%), 10/15/2034 (b)	2,000,000	2,009,390
CIFC Funding 2022-II Ltd., Series 2022-2A, Class E, 11.62% (3 mo. Term SOFR + 7.00%), 04/19/2035 (b)	1,000,000	1,008,633
Dryden 87 CLO Ltd., Series 2021-87A, Class D, 7.73% (3 mo. Term SOFR + 3.21%), 05/20/2034 (b)	1,000,000	1,004,240
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, 10.97% (3 mo. Term SOFR + 6.35%), 04/20/2035 (b)	1,000,000	1,007,394
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 8.42% (3 mo. Term SOFR + 3.80%), 04/20/2037 (b)	1,000,000	1,024,841
Elmwood CLO 18 Ltd., Series 2022-5A, Class ERR, 10.45% (3 mo. Term SOFR + 5.80%), 07/17/2037 (b)	4,000,000	4,111,592
Elmwood CLO 19 Ltd., Series 2022-6A, Class DR, 8.80% (3 mo. Term SOFR + 4.15%), 10/17/2036 (b)	4,800,000	4,914,854
Elmwood CLO II Ltd., Series 2019-2A, Class D1RR, 7.61% (3 mo. Term SOFR + 3.05%), 10/20/2037 (b)	5,000,000	5,014,735
Elmwood CLO IV Ltd., Series 2020-1A, Class ER, 10.78% (3 mo. Term SOFR + 6.15%), 04/18/2037 (b)	3,000,000	3,089,928
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 7.73% (3 mo. Term SOFR + 3.10%), 07/18/2037 (b)	4,250,000	4,257,489
Elmwood CLO VII Ltd., Series 2020-4A, Class D1RR, 7.66% (3 mo. Term SOFR + 3.10%), 10/17/2037 (b)	3,490,000	3,550,450
Elmwood CLO VIII Ltd., Series 2021-1A, Class ER, 10.87% (3 mo. Term SOFR + 6.25%), 04/20/2037 (b)	3,250,000	3,349,057
Elmwood CLO X Ltd.
Series 2021-3A, Class DR, 7.92% (3 mo. Term SOFR + 3.30%), 04/20/2034 (b)	1,500,000	1,510,422
Series 2021-3A, Class ER, 10.47% (3 mo. Term SOFR + 5.85%), 04/20/2034 (b)	3,000,000	3,021,747
Elmwood CLO XII Ltd., Series 2021-5A, Class ER, 10.47% (3 mo. Term SOFR + 5.90%), 10/15/2037 (b)	5,350,000	5,523,415
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class ER2, 11.38% (3 mo. Term SOFR + 6.76%), 04/20/2034 (b)	2,000,000	2,018,862
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class D, 7.73% (3 mo. Term SOFR + 3.11%), 04/20/2030 (b)	1,500,000	1,508,706
Goldentree Loan Management US CLO 9 Ltd., Series 2021-9A, Class DR, 7.97% (3 mo. Term SOFR + 3.35%), 04/20/2037 (b)	1,300,000	1,326,394
HPS Loan Management 14-2019 Ltd., Series 14A-19, Class ER, 11.04% (3 mo. Term SOFR + 6.41%), 01/25/2034 (b)	2,500,000	2,517,913
KKR CLO 41 Ltd., Series 2022-41A, Class D, 7.90% (3 mo. Term SOFR + 3.25%), 04/15/2035 (b)	1,000,000	1,001,796
Madison Park Funding LI Ltd., Series 2021-51A, Class E, 11.15% (3 mo. Term SOFR + 6.53%), 07/19/2034 (b)	1,000,000	1,007,089
Madison Park Funding LX Ltd., Series 2022-60A, Class D1R, 7.68% (3 mo. Term SOFR + 3.05%), 10/25/2037 (b)	3,000,000	3,016,302
Madison Park Funding LXII Ltd., Series 2022-62A, Class DR, 10.50% (3 mo. Term SOFR + 5.85%), 07/17/2036 (b)	1,000,000	1,027,877
Madison Park Funding XLVI Ltd.
Series 2020-46A, Class DR, 8.07% (3 mo. Term SOFR + 3.41%), 10/15/2034 (b)	3,200,000	3,216,179
Series 2020-46A, Class ER, 11.17% (3 mo. Term SOFR + 6.51%), 10/15/2034 (b)	1,250,000	1,258,782
Madison Park Funding XLVII Ltd., Series 2020-47A, Class ER, 11.27% (3 mo. Term SOFR + 6.65%), 04/19/2037 (b)	2,000,000	2,042,516
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, 11.13% (3 mo. Term SOFR + 6.51%), 04/19/2033 (b)	1,500,000	1,507,761
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class D1RR, 8.00% (3 mo. Term SOFR + 3.35%), 10/16/2037 (b)	1,500,000	1,536,971
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class D1A, 8.41% (3 mo. Term SOFR + 3.75%), 04/15/2037 (b)	5,000,000	5,128,500
Magnetite CLO XXVI Ltd., Series 2020-26A, Class DR, 7.74% (3 mo. Term SOFR + 3.11%), 07/25/2034 (b)	4,000,000	4,012,976
Magnetite CLO XXVII Ltd., Series 2020-27A, Class DR, 7.73% (3 mo. Term SOFR + 3.11%), 10/20/2034 (b)	1,000,000	1,006,038
Magnetite CLO XXXI Ltd., Series 2021-31A, Class D, 7.92% (3 mo. Term SOFR + 3.26%), 07/15/2034 (b)	1,000,000	1,003,861
Magnetite CLO XXXV Ltd., Series 2022-35A, Class DR, 8.63% (3 mo. Term SOFR + 4.00%), 10/25/2036 (b)	2,000,000	2,043,646
Magnetite CLO XXXVII Ltd., Series 2023-37A, Class D, 8.62% (3 mo. Term SOFR + 4.00%), 10/20/2036 (b)	4,000,000	4,091,704
Myers Park CLO Ltd., Series 2018-1A, Class D, 7.93% (3 mo. Term SOFR + 3.31%), 10/20/2030 (b)	1,000,000	1,006,108
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, 10.98% (3 mo. Term SOFR + 6.36%), 01/20/2032 (b)	850,000	856,207
Neuberger Berman Loan Advisers CLO 36 Ltd., Series 2020-36A, Class ER2, 11.92% (3 mo. Term SOFR + 7.30%), 04/20/2033 (b)	2,650,000	2,667,328
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class D, 7.88% (3 mo. Term SOFR + 3.26%), 01/20/2036 (b)	5,000,000	5,030,230
OCP CLO 2020-20 Ltd., Series 2020-20A, Class D1R, 8.23% (3 mo. Term SOFR + 3.60%), 04/18/2037 (b)	3,150,000	3,211,101
OCP CLO 2022-25 Ltd., Series 2022-25A, Class ER, 11.13% (3 mo. Term SOFR + 5.85%), 07/20/2037 (b)	5,000,000	5,051,155
Octagon 55 Ltd., Series 2021-1A, Class D, 7.98% (3 mo. Term SOFR + 3.36%), 07/20/2034 (b)	1,575,000	1,582,103
Octagon 61 Ltd., Series 2023-2A, Class D, 10.12% (3 mo. Term SOFR + 5.50%), 04/20/2036 (b)	4,000,000	4,072,808
Octagon 62 Ltd.
Series 2022-1A, Class E, 12.37% (3 mo. Term SOFR + 7.75%), 01/20/2036 (b)	4,500,000	4,500,225
Series 2022-1A, Class ER, 10.91% (3 mo. Term SOFR + 6.40%), 01/23/2038 (b)	4,500,000	4,522,500
Octagon 65 Ltd., Series 2024-4A, Class E, 10.93% (3 mo. Term SOFR + 6.30%), 10/23/2037 (b)	3,500,000	3,598,718
Octagon 69 Ltd., Series 2024-3A, Class E, 10.90% (3 mo. Term SOFR + 5.90%), 07/24/2037 (b)	4,000,000	4,043,452
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class DR2, 7.93% (3 mo. Term SOFR + 3.30%), 07/18/2039 (b)	3,000,000	3,034,221
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class DR, 8.12% (3 mo. Term SOFR + 3.46%), 10/15/2033 (b)	2,500,000	2,514,515
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class ER, 11.99% (3 mo. Term SOFR + 7.33%), 04/15/2037 (b)	2,500,000	2,525,835
OHA Credit Funding 1 Ltd., Series 2018-1A, Class D1R, 8.22% (3 mo. Term SOFR + 3.60%), 04/20/2037 (b)	4,000,000	4,066,140
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class D1R2, 7.26% (3 mo. Term SOFR + 2.75%), 01/20/2038 (b)	5,250,000	5,269,687
Series 2019-3A, Class DR, 7.78% (3 mo. Term SOFR + 3.16%), 07/02/2035 (b)	5,250,000	5,250,262
OHA Credit Funding 5 Ltd., Series 2020-5A, Class ER, 10.18% (3 mo. Term SOFR + 5.40%), 10/18/2037 (b)	1,000,000	1,012,218
OHA Credit Funding 7 Ltd., Series 2020-7A, Class DR, 7.72% (3 mo. Term SOFR + 3.10%), 02/24/2037 (b)	990,000	995,936
OHA Credit Funding 8 Ltd.
Series 2021-8A, Class D, 7.74% (3 mo. Term SOFR + 3.11%), 01/18/2034 (b)	4,500,000	4,520,601
Series 2021-8A, Class E, 10.89% (3 mo. Term SOFR + 6.26%), 01/18/2034 (b)	2,000,000	2,016,018
OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, 7.68% (3 mo. Term SOFR + 3.16%), 02/20/2034 (b)	5,720,000	5,754,703
OHA Credit Partners XI Ltd., Series 2015-11A, Class D1R2, 7.72% (3 mo. Term SOFR + 3.10%), 04/20/2037 (b)	4,300,000	4,360,996
OHA Credit Partners XIII Ltd.
Series 2016-13A, Class D1R2, 7.62% (3 mo. Term SOFR + 3.00%), 10/21/2037 (b)	1,125,000	1,140,892
Series 2016-13A, Class ER2, 10.37% (3 mo. Term SOFR + 5.75%), 10/21/2037 (b)	1,000,000	1,023,439
OHA Loan Funding 2015-1 Ltd., Series 2015-1A, Class ER3, 11.53% (3 mo. Term SOFR + 6.91%), 01/19/2037 (b)	540,000	544,471
Palmer Square CLO 2015-1 Ltd., Series 2015-1A, Class CR4, 7.63% (3 mo. Term SOFR + 3.11%), 05/21/2034 (b)	3,195,000	3,223,100
Palmer Square CLO 2018-2 Ltd., Series 2018-2A, Class CR, 8.55% (3 mo. Term SOFR + 3.90%), 04/16/2037 (b)	5,000,000	5,129,570
Palmer Square CLO 2021-1 Ltd., Series 2021-1A, Class C, 7.58% (3 mo. Term SOFR + 2.96%), 04/20/2034 (b)	1,000,000	1,004,563
Palmer Square CLO 2021-2 Ltd., Series 2021-2A, Class D, 7.82% (3 mo. Term SOFR + 3.16%), 07/15/2034 (b)	1,000,000	1,005,328
Palmer Square CLO 2021-3 Ltd., Series 2021-3A, Class E, 11.07% (3 mo. Term SOFR + 6.41%), 01/15/2035 (b)	3,400,000	3,425,554
Palmer Square CLO 2021-4 Ltd.
Series 2021-4A, Class D, 7.87% (3 mo. Term SOFR + 3.21%), 10/15/2034 (b)	2,000,000	2,011,630
Series 2021-4A, Class E, 10.97% (3 mo. Term SOFR + 6.31%), 10/15/2034 (b)	3,000,000	3,019,314
Palmer Square CLO 2022-1 Ltd., Series 2022-1A, Class E, 10.97% (3 mo. Term SOFR + 6.35%), 04/20/2035 (b)	2,000,000	2,014,402
Palmer Square CLO 2023-4 Ltd., Series 2023-4A, Class D1R, 7.57% (3 mo. Term SOFR + 2.95%), 10/20/2037 (b)	4,700,000	4,776,751
Rad CLO 15 Ltd., Series 2021-15A, Class D, 7.93% (3 mo. Term SOFR + 3.31%), 01/20/2034 (b)	1,000,000	1,005,952
Rad CLO 25 Ltd., Series 2024-25A, Class D2, 9.77% (3 mo. Term SOFR + 4.45%), 07/20/2037 (b)	1,500,000	1,509,684
Regatta XX Funding Ltd., Series 2021-2A, Class E, 11.17% (3 mo. Term SOFR + 6.51%), 10/15/2034 (b)	2,250,000	2,267,656
Regatta XXV Funding Ltd., Series 2023-1A, Class E, 13.07% (3 mo. Term SOFR + 8.41%), 07/15/2036 (b)	2,500,000	2,587,028
RR 7 Ltd., Series 2019-7A, Class D1B, 11.16% (3 mo. Term SOFR + 6.50%), 01/15/2037 (b)	4,750,000	4,773,968
RR 14 Ltd., Series 2021-14A, Class C, 7.82% (3 mo. Term SOFR + 3.16%), 04/15/2036 (b)	2,000,000	2,008,554
RR 15 Ltd.
Series 2021-15A, Class C, 7.82% (3 mo. Term SOFR + 3.16%), 04/15/2036 (b)	1,000,000	1,004,314
Series 2021-15A, Class D, 11.12% (3 mo. Term SOFR + 6.46%), 04/15/2036 (b)	2,500,000	2,512,355

Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, 11.08% (3 mo. Term SOFR + 6.46%), 01/20/2034 (b)	1,500,000	1,508,729
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, 11.38% (3 mo. Term SOFR + 6.76%), 04/20/2034 (b)	1,000,000	1,008,811
Symphony CLO XXVIII Ltd., Series 2021-28A, Class D, 8.04% (3 mo. Term SOFR + 3.41%), 10/23/2034 (b)	1,500,000	1,508,127
Symphony Static CLO I Ltd., Series 2021-1A, Class E1, 10.24% (3 mo. Term SOFR + 5.61%), 10/25/2029 (b)	2,500,000	2,509,660
Thayer Park CLO Ltd., Series 2017-1A, Class DR, 11.13% (3 mo. Term SOFR + 6.51%), 04/20/2034 (b)	3,500,000	3,514,798
TICP CLO XIII Ltd., Series 2019-13A, Class DR, 8.07% (3 mo. Term SOFR + 3.41%), 04/15/2034 (b)	1,000,000	1,006,109
Trestles CLO VI Ltd.
Series 2023-6A, Class D, 9.63% (3 mo. Term SOFR + 5.00%), 01/25/2036 (b)	2,000,000	2,020,762
Series 2023-6A, Class E, 11.13% (3 mo. Term SOFR + 6.50%), 01/25/2036 (b)	2,500,000	2,514,270
Wellman Park CLO Ltd.
Series 2021-1A, Class D1R, 7.71% (3 mo. Term SOFR + 3.05%), 07/15/2037 (b)	2,500,000	2,538,305
Series 2021-1A, Class ER, 10.96% (3 mo. Term SOFR + 6.30%), 07/15/2037 (b)	5,000,000	5,092,570
		345,782,346

Jersey - 15.3%
AGL CLO 21 Ltd., Series 2022-21A, Class ER, 10.27% (3 mo. Term SOFR + 5.65%), 10/21/2037 (b)	4,500,000	4,555,746
AGL CLO 23 Ltd.
Series 2022-23A, Class D, 10.55% (3 mo. Term SOFR + 5.93%), 01/20/2036 (b)	2,000,000	2,024,662
Series 2022-23A, Class E, 13.37% (3 mo. Term SOFR + 8.75%), 01/20/2036 (b)	3,000,000	3,055,884
AGL CLO 24 Ltd., Series 2023-24A, Class E, 13.28% (3 mo. Term SOFR + 8.65%), 07/25/2036 (b)	2,500,000	2,577,355
AGL CLO 30 Ltd., Series 2024-30RA, Class D, 8.07% (3 mo. Term SOFR + 3.45%), 04/21/2037 (b)	3,000,000	3,039,816
Apidos CLO XL Ltd., Series 2022-40A, Class ER, 10.26% (3 mo. Term SOFR + 5.60%), 07/15/2037 (b)	1,000,000	1,012,539
Apidos CLO XLIII Ltd., Series 2023-43A, Class E, 12.38% (3 mo. Term SOFR + 7.75%), 04/25/2035 (b)	3,000,000	3,063,954
Apidos CLO XXXIX Ltd., Series 2022-39A, Class D, 7.97% (3 mo. Term SOFR + 3.35%), 04/21/2035 (b)	1,500,000	1,506,735
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class D, 9.34% (3 mo. Term SOFR + 4.68%), 10/15/2036 (b)	3,000,000	3,074,136
Ares LXIX CLO Ltd., Series 2024-69A, Class E, 11.16% (3 mo. Term SOFR + 6.50%), 04/15/2036 (b)	4,000,000	4,089,532
Bain Capital Credit CLO 2022-3 Ltd., Series 2022-3A, Class D, 8.35% (3 mo. Term SOFR + 3.70%), 07/17/2035 (b)	500,000	502,550
Bain Capital Credit CLO 2022-5 Ltd., Series 2022-5A, Class DR, 8.89% (3 mo. Term SOFR + 4.25%), 01/24/2037 (b)	5,000,000	5,131,615
Bain Capital Credit CLO 2023-1 Ltd., Series 2023-1A, Class D, 9.55% (3 mo. Term SOFR + 4.90%), 04/16/2036 (b)	2,000,000	2,029,426
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 10.61% (3 mo. Term SOFR + 5.95%), 07/15/2037 (b)	4,000,000	4,043,036
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class E, 12.44% (3 mo. Term SOFR + 7.81%), 01/25/2036 (b)	2,000,000	2,034,286
Dryden 108 CLO Ltd., Series 2022-108A, Class D1R, 7.73% (3 mo. Term SOFR + 3.10%), 07/18/2037 (b)	800,000	807,109
Dryden 112 CLO Ltd., Series 2022-112A, Class DR, 9.02% (3 mo. Term SOFR + 4.50%), 11/15/2036 (b)	1,000,000	1,021,320
Elmwood CLO 15 Ltd., Series 2022-2A, Class D, 8.30% (3 mo. Term SOFR + 3.67%), 04/22/2035 (b)	250,000	251,589
Goldentree Loan Management US CLO 12 Ltd., Series 2022-12A, Class ER, 10.32% (3 mo. Term SOFR + 5.70%), 07/20/2037 (b)	300,000	306,094
Goldentree Loan Management US CLO 15 Ltd., Series 2022-15A, Class ER, 11.12% (3 mo. Term SOFR + 6.50%), 10/20/2036 (b)	2,500,000	2,575,220
Goldentree Loan Management US CLO 16 Ltd., Series 2022-16A, Class ER, 11.12% (3 mo. Term SOFR + 6.50%), 01/20/2034 (b)	4,000,000	4,030,012
Goldentree Loan Management US CLO 20 Ltd.
Series 2024-20A, Class D, 7.77% (3 mo. Term SOFR + 3.15%), 07/20/2037 (b)	1,500,000	1,522,100
Series 2024-20A, Class E, 10.52% (3 mo. Term SOFR + 5.90%), 07/20/2037 (b)	3,000,000	3,073,500
Goldentree Loan Management US CLO 21 Ltd., Series 2024-21A, Class D, 7.67% (3 mo. Term SOFR + 3.05%), 07/20/2037 (b)	1,000,000	1,014,214
Invesco US CLO 2023-1 Ltd., Series 2023-1A, Class ER, 11.53% (3 mo. Term SOFR + 6.90%), 04/22/2037 (b)	1,000,000	1,026,527
Invesco US CLO 2023-2 Ltd., Series 2023-2A, Class D, 9.57% (3 mo. Term SOFR + 4.95%), 04/21/2036 (b)	3,250,000	3,305,828
Invesco US CLO 2024-3 Ltd., Series 2024-3A, Class D, 8.87% (3 mo. Term SOFR + 3.55%), 07/20/2037 (b)	1,400,000	1,430,155
Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class ER, 10.13% (3 mo. Term SOFR + 5.50%), 07/23/2036 (b)	5,000,000	5,032,920
Palmer Square CLO 2020-3 Ltd.
Series 2020-3A, Class CR2, 8.77% (3 mo. Term SOFR + 4.25%), 11/15/2036 (b)	1,000,000	1,019,588
Series 2020-3A, Class DR2, 11.77% (3 mo. Term SOFR + 7.25%), 11/15/2036 (b)	925,000	952,150
Regatta XXVII Funding Ltd., Series 2024-1A, Class E, 11.12% (3 mo. Term SOFR + 6.50%), 04/26/2037 (b)	2,000,000	2,051,396
		71,160,994

United States - 1.7%
Clover CLO 2018-1 Ltd., Series 2018-1A, Class D1RR, 8.07% (3 mo. Term SOFR + 3.45%), 04/20/2037 (b)	2,000,000	2,033,622
Clover CLO 2019-2 Ltd., Series 2019-2A, Class ER, 11.29% (3 mo. Term SOFR + 6.66%), 10/25/2033 (b)	6,000,000	6,080,232
		8,113,854

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $422,335,050)		428,087,842

TOTAL INVESTMENTS - 92.2% (Cost $422,335,050)		428,087,842
Money Market Deposit Account - 8.8% (d)		40,955,823
Liabilities in Excess of Other Assets - (1.0)%		(4,797,191)
TOTAL NET ASSETS - 100.0%		$464,246,474
two		–%
Percentages are stated as a percent of net assets.		–%

SOFR - Secured Overnight Financing Rate

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2024.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $428,087,842 or 92.2% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of November 30, 2024 was 4.38%.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Panagram Structured Asset Management, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$–	$428,087,842	$–	$428,087,842
Total Investments	$–	$428,087,842	$–	$428,087,842

Refer to the Schedule of Investments for further disaggregation of investment categories.